Capital Stock and Stock-Based Compensation	9 Months Ended
Sep. 30, 2019
Equity [Abstract]
Capital Stock and Stock-Based Compensation
Capital Stock and Equity-Based Compensation
The authorized capital stock of the Company at September 30, 2019 was 100,000,000 shares of preferred stock (December 31, 2018 - 100,000,000), with a par value of $0.01 per share, 485,000,000 shares of Class A common stock (December 31, 2018 - 485,000,000), with a par value of $0.01 per share, and 100,000,000 shares of Class B common stock (December 31, 2018 - 100,000,000), with a par value of $0.01 per share. A share of Class A common stock entitles the holder to one vote per share while a share of Class B common stock entitles the holder to five votes per share, subject to a 49% aggregate Class B common stock voting power maximum. As of September 30, 2019, the Company had 232.0 million shares of Class A common stock (December 31, 2018 – 231.6 million), 37.0 million shares of Class B common stock (December 31, 2018 – 37.0 million) and no shares of preferred stock (December 31, 2018 – nil) issued and outstanding.

During March 2019, the Company granted, under the Teekay Tankers Ltd. 2007 Long-Term Incentive Plan, a total of 159,375 shares of Class A common stock with an aggregate value of $0.2 million and 0.5 million stock options with an exercise price of $1.00 per share to the Company’s non-management directors as part of their annual compensation for 2018. During March 2018, 0.5 million stock options with an exercise price of $1.22 per share were granted to non-management directors of the Company. These stock options have a ten-year term and vest immediately. For the nine months ended September 30, 2019 and 2018, the compensation relating to the granting of such stock and stock options has been included in general and administrative expenses in the amount of $0.3 million and $0.4 million, respectively.

The Company also grants stock options and restricted stock units as incentive-based compensation under the Teekay Tankers Ltd. 2007 Long-Term Incentive Plan to the officers of the Company and certain employees of Teekay subsidiaries that provide services to the Company. The Company measures the cost of such awards using the grant date fair value of the award and recognizes that cost, net of estimated forfeitures, over the requisite service period. The requisite service period consists of the period from the grant date of the award to the earlier of the date of vesting or the date the recipient becomes eligible for retirement. For stock-based compensation awards subject to graded vesting, the Company calculates the value for the award as if it was one single award with one expected life and amortizes the calculated expense for the entire award on a straight-line basis over the requisite service period. The compensation cost of the Company's stock-based compensation awards is reflected in general and administrative expenses in the Company’s consolidated statements of loss.
During March 2019, the Company granted 1.4 million (2018 - 0.7 million) stock options with an exercise price of $1.00 (2018 - $1.22) per share to the officers of the Company and certain employees of Teekay subsidiaries that provide services to the Company. Each stock option has a ten-year term and vests equally over three years from the grant date.
The weighted-average fair value of the stock options granted in 2019 to non-management directors, officers and certain employees of Teekay subsidiaries that provide services to the Company was $0.35 (2018 - $0.35) per option, estimated on the grant date using the Black-Scholes option pricing model. The following assumptions were used in computing the fair value of the stock options granted: expected volatility of 48.7% (2018 - 48.7%); expected life of five years (2018 - five years); dividend yield of 3.0% (2018 - 5.5%); and risk-free interest rate of 2.4% (2018 - 2.6%). The expected life of the stock options granted was estimated using the historical exercise behavior of employees of Teekay that receive stock options from Teekay. The expected volatility was based on historical volatility of the Company's share price as calculated using historical data during the five years prior to the grant date.
During March 2019, the Company also granted 0.6 million (2018 - 0.8 million) restricted stock units to the officers of the Company and certain employees of Teekay subsidiaries that provide services to the Company with an aggregate fair value of $0.6 million (2018 - $0.9 million). Each restricted stock unit is equal to one share of the Company’s common stock plus reinvested distributions from the grant date to the vesting date. The restricted stock units vest equally over three years from the grant date. Any portion of a restricted stock unit award that is not vested on the date of the recipient’s termination of service is cancelled, unless the recipient's termination arises as a result of the recipient’s retirement and, in this case, the restricted stock unit award will continue to vest in accordance with the vesting schedule. Upon vesting, the value of the restricted stock unit awards, net of withholding taxes, is paid to each recipient in the form of common stock.
During the three and nine months ended September 30, 2019 and 2018, the Company recorded $0.2 million and $0.9 million (2018 - $0.2 million and $0.8 million), respectively, of expenses related to the restricted stock units and stock options. During the nine months ended September 30, 2019, a total of 0.4 million restricted stock units (2018 - 0.3 million) with a market value of $0.5 million (2018 - $0.3 million) vested and were paid to the grantees by issuing 0.3 million shares (2018 - 0.2 million shares) of Class A common stock, net of withholding taxes.